Financial investments - Summary of financial assets classified by contractual maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	S/ 21,357,062	S/ 17,229,401
Investments at fair value through other comprehensive income [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	1,933,761	1,610,691
Investments at fair value through other comprehensive income [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	2,279,986	152,533
Investments at fair value through other comprehensive income [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	2,347,378	1,160,014
Investments at fair value through other comprehensive income [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	1,660,263	2,329,056
Investments at fair value through other comprehensive income [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	12,690,796	11,464,223
Investments at fair value through other comprehensive income [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	444,878	512,884
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,383,014	3,231,139
Investments at amortized cost [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	0	0
Investments at amortized cost [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	634,133	494,872
Investments at amortized cost [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	485,590	640,314
Investments at amortized cost [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	146,633	443,799
Investments at amortized cost [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	2,116,658	1,652,154
Investments at amortized cost [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	S/ 0	S/ 0